Other Payables - Summary of Other Payables (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Trade And Other Current Payables [Abstract]
Accrued salary and compensation	$ 9,482			$ 9,041
Payables to contractors	1,892			1,710
Accrued compensation to employees and remuneration to directors and supervisors	1,441			1,739
Amounts collected for others	1,279			1,226
Accrued franchise fees	1,091			1,151
Accrued maintenance costs	955			1,050
Payables to equipment suppliers	296			1,459
Others	6,517			5,939
Total	$ 22,953	$ 767	$ 23,267	$ 23,315